Yellowhead Acquisition- Additonal Information (Detail) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 15, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Number of Share Outstanding To Exchange		17,300,385
Yellowhead [Member]
Disclosure of detailed information about business combination [line items]
Acquisition Costs	$ 272
Percentage of equity interest acquiree	21.00%	21.00%
Fair value of other comprehensive income financial assets	$ 3,365
Cumulative tax pools on non-capital losses and resource deductions	57,000
Project evaluation expenditures since acquisition date	$ 1,653